PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	June 30, 2018 (a)	December 31, 2017
Land	$101,857	$99,707
Pipelines	334,897	333,609
Terminals and equipment	258,456	211,797
Storage facilities	90,877	90,373
Construction in progress	6,239	4,810
	792,326	740,296
Accumulated depreciation	(69,419)	(55,808)
Property, plant and equipment, net	$722,907	$684,488

(a)
Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

Depreciation expense was $13,611 and $11,340 for the six months ended June 30, 2018 and 2017, respectively.